13F-HR

                                   FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended March 31, 2002


                (Please read instructions before preparing form)
                        If amended report check here:


Name of Institutional Investment Manager:
Jefferson-Pilot Corporation

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City        State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                   336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 9th day of May, 2002.

                                   Jefferson-Pilot Corporation
                                   (Name of Institutional Investment Manager)


                                   /s/ Robert A. Reed
                                   (Manual Signature of Person Duly Authorized
                                             to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1. Jefferson-Pilot Life Insurance Company
2. HARCO Capital Corp.
3.
4.


                                                                                         (SEC USE ONLY)

                                                             Name of Reporting Manager Jefferson-Pilot Corporation
                                                                            As of March 31, 2002

                                                                                         Item 6                        Item 8
                                                                                  Investment Discretion            Voting Authority
                                                                                                                       (Shares)
                                                                       Item 5          (b) Shared         Item 7
                              Item 2    Item 3         Item 4        Shares or         As Defined        Managers
Item 1                        Title     Cusip      Fair Market       Principal   (a)   in Instr. v  (c)    See      (a)  (b)    (c)
Name of Issuer               of Class   Number         Value          Amount    Sole     Other     Shared Instr. v  Sole Shared None
AOL Time Warner Inc           Common  00184A105        722,933       30,568                  X              2        All
Ameren Corporation            Common  023608102      3,269,392       76,477                  X              2        All
American Electric Power Co    Common  025537101      1,152,250       25,000                  X              1        All
Aurora Foods Inc              Common  05164B106         51,946       12,398                  X              1        All
Bank of America Corp          Common  060505104    467,024,028    6,865,981                  X              2        All
Johnson & Johnson             Common  478160104        166,597        2,565                  X              1        All
Keyspan Energy                Common  49337K106      3,202,320       88,000                  X              1        All
Lincoln National Corp         Common  534187109      3,551,100       70,000                  X              2        All
TXU Corp		      Common  873168108      3,270,600       60,000                  X              1        All
Wachovia Corp		      Common  929903102      7,856,918      211,891                  X              2        All

Common Stock Total                                $490,268,084    7,442,880



National Australia Bank    Preferred  632525309      3,924,000      120,000                  X              1        All

Preferred Stock Total                               $3,924,000      120,000


GRAND TOTAL                                       $494,192,084    7,562,880


                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended March 31, 2002

               (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
Jefferson-Pilot Life Insurance Company

Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                                    336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 9th day of May, 2002.

                           Jefferson-Pilot Life Insurance Company
                           (Name of Institutional Investment Manager)

                           /s/ Robert A. Reed
                           (Manual Signature of Person Duly Authorized
                                    to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.


A Form 13F is being filed on behalf of Jefferson-Pilot Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Jefferson-Pilot Life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities held by Jefferson-Pilot Life Insurance Company.




                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                               SECTION 13(f) OF
          THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C. 20549

         Report for the Calendar Year or Quarter Ended March 31, 2002
                (Please read instructions before preparing form)
                        If amended report check here:

Name of Institutional Investment Manager:
HARCO Capital Corp.

Business Address:
1201 North Market Street-Box 1347 Wilmington      DE        19899
Street                             City         State        Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Assistant Secretary                             336.691.3000

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 9th day of May, 2002.

                                HARCO Capital Corp.
                                (Name of Institutional Investment Manager)

                                /s/ Robert A. Reed
                                (Manual Signature of Person Duly Authorized
                                           to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
1.
2.
3.
4.


A Form 13F is being filed on behalf of HARCO Capital Corp. by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of HARCO Capital Corp. Jefferson-Pilot Corporation's report does cover all reportable securities held by HARCO Capital Corp.